UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
August 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 69.99%❖
Consumer Discretionary – 9.97%
Bayerische Motoren Werke	22,308	$2,074,491
Ford Motor	81,900	903,357
Kering	5,438	2,039,939
Mattel	35,700	579,054
Nitori Holdings	9,308	1,438,575
Publicis Groupe	12,422	838,286
Sumitomo Rubber Industries	109,300	1,812,729
Target	17,100	932,463
Techtronic Industries	428,500	2,220,209
Toyota Motor	52,905	2,978,773
Valeo	19,373	1,296,766
Yue Yuen Industrial Holdings	696,000	3,019,088
		20,133,730
Consumer Staples – 6.24%
Archer-Daniels-Midland	12,700	524,764
British American Tobacco
ADR	10,940	679,593
Carlsberg Class B	20,091	2,309,179
Coca-Cola Amatil	66,291	424,851
CVS Health	6,900	533,646
Imperial Brands	49,603	2,052,001
Japan Tobacco	63,800	2,185,477
Kimberly-Clark	8,700	1,072,623
Kraft Heinz	6,600	532,950
Matsumotokiyoshi Holdings	7,600	517,454
Procter & Gamble	12,700	1,171,829
Wal-Mart Stores	7,600	593,332
		12,597,699
Diversified REITs – 0.23%
Colony NorthStar	5,520	72,367
Investors Real Estate Trust	10,260	64,433
Lexington Realty Trust	14,178	139,795
Mapletree Logistics Trust	70,996	64,425
Orix JREIT	40	57,758
Vornado Realty Trust	831	61,901
		460,679
Energy – 4.57%
Chevron	7,200	774,864
ConocoPhillips	11,900	519,554
Occidental Petroleum	21,300	1,271,610
Royal Dutch Shell ADR	20,200	1,143,926
Suncor Energy	50,200	1,573,034
TOTAL	39,555	2,052,404
TOTAL ADR	22,300	1,160,492
Williams	24,500	728,385
		9,224,269
Financials – 11.22%
Arthur J. Gallagher	19,000	1,100,100
Ashford †	632	38,963
AXA	101,277	2,936,482
Bank Rakyat Indonesia
Persero	1,734,100	1,971,410
BB&T	24,700	1,138,423
ING Groep	151,892	2,696,204
Mitsubishi UFJ Financial
Group	570,528	3,476,543
Nordea Bank	215,349	2,899,393
Nordea Bank FDR	50,294	677,241
Standard Chartered †	241,638	2,406,780
UniCredit †	110,194	2,247,169
Wells Fargo & Co.	21,100	1,077,577
		22,666,285
Healthcare – 9.60%
Abbott Laboratories	19,500	993,330
AbbVie	13,100	986,430
Amgen	3,200	568,864
AstraZeneca ADR	32,900	981,407
Brookdale Senior Living †	114,908	1,393,834
Cardinal Health	10,100	681,346
Johnson & Johnson	6,100	807,457
Koninklijke Philips	75,440	2,860,982
Merck & Co.	17,600	1,123,936
Novartis	36,407	3,069,371
Pfizer	39,760	1,348,659
Sanofi	37,710	3,676,738
Teva Pharmaceutical
Industries ADR	56,400	894,504
		19,386,858
Healthcare REITs – 0.33%
HCP	4,401	131,194
Healthcare Realty Trust	2,185	72,717
Healthcare Trust of America
Class A	3,897	121,080
MedEquities Realty Trust	19,000	217,930
Welltower	1,589	116,347
		659,268
Hotel REITs – 0.77%
Ashford Hospitality Prime	13,251	127,475
Ashford Hospitality Trust	55,000	341,550
Hospitality Properties Trust	10,500	287,280

(continues)     NQ-DEX [8/17] 10/17 (274105) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock❖ (continued)
Hotel REITs (continued)
Host Hotels & Resorts	5,587	$101,236
MGM Growth Properties	18,409	563,315
Summit Hotel Properties	9,300	138,012
		1,558,868
Industrial REITs – 0.57%
Duke Realty	8,297	246,587
Goodman Group	49,447	326,751
Prologis Property Mexico	116,800	238,183
Terreno Realty	9,357	339,191
		1,150,712
Industrials – 10.78%
Deutsche Post	72,157	2,996,351
East Japan Railway	28,761	2,640,303
ITOCHU	219,502	3,584,377
Lockheed Martin	2,600	794,014
Meggitt	271,447	1,818,220
MINEBEA MITSUMI	101,900	1,674,997
Rexel	56,275	841,232
Teleperformance	15,838	2,178,628
United Technologies	4,800	574,656
Vinci	38,075	3,503,259
Waste Management	15,100	1,164,361
		21,770,398
Information Technology – 4.95%
CA	32,600	1,081,668
Canon ADR	21,200	744,332
Cisco Systems	36,100	1,162,781
Intel	32,000	1,122,240
Playtech	180,926	2,223,638
Samsung Electronics	1,781	3,666,209
		10,000,868
Information Technology REIT – 0.08%
Crown Castle International	1,418	153,768
		153,768
Mall REITs – 0.44%
GGP	14,991	311,063
Pennsylvania Real Estate
Investment Trust	8,500	85,255
Simon Property Group	2,725	427,416
Taubman Centers	1,107	57,830
		881,564
Manufactured Housing REITs – 0.17%
Equity LifeStyle Properties	3,156	281,357
Sun Communities	813	73,422
		354,779
Materials – 1.54%
Dow Chemical	17,800	1,186,370
Rio Tinto	34,387	1,670,232
Tarkett	6,400	264,910
		3,121,512
Mortgage REIT – 0.23%
Starwood Property Trust	20,900	464,189
		464,189
Multifamily REITs – 1.13%
ADO Properties 144A #	9,915	483,254
American Homes 4 Rent	9,991	221,401
Apartment Investment &
Management	3,765	170,667
Equity Residential	19,063	1,280,080
Gecina	450	70,124
Vonovia	1,371	57,991
		2,283,517
Office REITs – 0.90%
alstria office REIT	33,657	493,609
Champion REIT	125,000	92,041
Easterly Government
Properties	17,485	350,749
Equity Commonwealth †	11,822	365,773
Intervest Offices &
Warehouses	2,500	66,289
Kenedix Office Investment	50	286,440
Mack-Cali Realty	2,390	54,707
SL Green Realty	1,235	119,029
		1,828,637
Self-Storage REIT – 0.04%
Jernigan Capital	4,000	77,760
		77,760
Shopping Center REITs – 0.72%
Brixmor Property Group	19,877	372,097
Charter Hall Retail REIT	71,117	222,482
First Capital Realty	2,922	47,477
Kimco Realty	6,486	127,255
Kite Realty Group Trust	12,316	247,798
Link REIT	33,000	272,607
Retail Properties of America	4,117	54,880
Urban Edge Properties	2,095	52,689
Washington Prime Group	8,074	67,418
		1,464,703
Specialty REITs – 0.21%
Invitation Homes	6,936	160,499
Safety Income and Growth †	13,300	261,345
		421,844

2 NQ-DEX [8/17] 10/17 (274105)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock❖ (continued)
Telecommunications – 4.33%
AT&T	35,600	$1,333,576
Century Communications =†	125,000	0
Mobile TeleSystems ADR	111,600	1,114,884
Nippon Telegraph &
Telephone	70,702	3,519,856
Tele2 Class B	128,182	1,492,670
Verizon Communications	26,600	1,276,002
		8,736,988
Utilities – 0.97%
American Water Works	800	64,720
Edison International	7,600	609,368
National Grid	39,174	493,744
National Grid ADR	12,375	789,896
		1,957,728
Total Common Stock
(cost $120,417,086)		141,356,623

Convertible Preferred Stock – 2.62%
A Schulman 6.00%
exercise price $52.33Ψ	563	458,321
AMG Capital Trust II
5.15% exercise price
$200.00, maturity date
10/15/37	11,440	697,125
Bank of America 7.25%
exercise price $50.00Ψ	566	745,988
El Paso Energy Capital Trust
I 4.75% exercise price
$50.00, maturity date
3/31/28	17,598	865,602
Huntington Bancshares
8.50% exercise price
$11.95Ψ	533	766,721
Teva Pharmaceutical
Industries 7.00%
exercise price $75.00,
maturity date 12/15/18	329	105,198
Wells Fargo & Co. 7.50%
exercise price $156.71Ψ	695	925,045
Welltower 6.50% exercise
price $57.42Ψ	10,950	724,343
Total Convertible Preferred Stock (cost
$4,984,890)		5,288,343

Exchange-Traded Fund – 0.01%
iPATH S&P 500 VIX
Short-Term Futures ETN †	390	18,065
Total Exchange-Traded Fund
(cost $1,176,115)		18,065

	Principal
	amount°
Agency Collateralized Mortgage Obligation – 0.02%
Fannie Mae REMICS
Series 2001-50 BA
7.00% 10/25/41	42,118	48,463
Total Agency Collateralized
Mortgage Obligation
(cost $43,047)		48,463

Agency Commercial Mortgage-Backed Securities – 0.01%
FREMF Mortgage Trust
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	10,850
Series 2012-K22 B 144A
3.811% 8/25/45 #●	10,000	10,476
Total Agency Commercial
Mortgage-Backed
Securities (cost $21,214)		21,326

Agency Mortgage-Backed Securities – 0.03%
Fannie Mae ARM
2.967% (US0012M +
1.62%) 10/1/36 ●	3,290	3,442
3.078% (US0012M +
1.777%) 10/1/36 ●	4,003	4,212
3.091% (US0012M +
1.481%) 3/1/38 ●	5,007	5,213
3.258% (US0012M +
1.69%) 11/1/35 ●	3,671	3,856
3.272% (US0012M +
1.56%) 9/1/43 ●	2,841	2,944
3.458% (US0012M +
1.708%) 4/1/36 ●	13,549	14,311
Fannie Mae S.F. 30 yr
5.50% 2/1/38	1,000	1,120
6.00% 12/1/37	1,000	1,138
6.50% 5/1/40	826	936
Freddie Mac ARM
2.743% (US0012M +
1.628%) 2/1/47 ●	4,873	4,951
2.922% (H15T1Y +
2.14%) 10/1/36 ●	6,719	7,069

(continues)     NQ-DEX [8/17] 10/17 (274105) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 2/20/40	3,228	$3,601
6.50% 10/20/39	863	969
Total Agency
Mortgage-Backed
Securities (cost $52,297)		53,762

Convertible Bonds – 13.94%
Brokerage – 0.91%
GAIN Capital Holdings 144A
5.00% exercise price
$8.20, maturity date
8/15/22 #	840,000	857,325
Jefferies Group 3.875%
exercise price $43.72,
maturity date 11/1/29	968,000	971,630
		1,828,955
Capital Goods – 1.08%
Aerojet Rocketdyne Holdings
144A 2.25% exercise price
$26.00, maturity date
12/15/23 #	193,000	251,744
Kaman 144A 3.25% exercise
price $65.26, maturity date
5/1/24 #	685,000	703,409
SolarCity 1.625% exercise
price $759.35, maturity
date 11/1/19	1,292,000	1,233,860
		2,189,013
Communications – 1.78%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18	384,000	395,520
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	1,131,000	1,155,034
DISH Network
144A 2.375% exercise
price $82.22, maturity date
3/15/24 #	702,000	712,091
3.375% exercise price
$65.18, maturity date
8/15/26	284,000	330,505
Liberty Interactive 144A
1.75% exercise price
$341.10, maturity date
9/30/46 #	639,000	811,530
Liberty Media 2.25% exercise
price $104.55, maturity
date 9/30/46	178,000	190,237
		3,594,917
Consumer Cyclical – 0.19%
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	414,000	384,244
		384,244
Consumer Non-Cyclical – 2.15%
Brookdale Senior Living
2.75% exercise price
$29.33, maturity date
6/15/18	1,165,000	1,163,544
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	597,000	765,279
Neurocrine Biosciences 144A
2.25% exercise price
$75.92, maturity date
5/15/24 #	515,000	562,959
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18	415,000	472,841
Vector Group
1.75% exercise price
$23.46, maturity date
4/15/20 ●	1,007,000	1,153,015
2.50% exercise price
$15.22, maturity date
1/15/19 ●	157,000	228,827
		4,346,465
Energy – 0.68%
Helix Energy Solutions Group
4.25% exercise price
$13.89, maturity date
5/1/22	839,000	811,733
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21	613,000	555,531
		1,367,264
Financials – 1.19%
Ares Capital 144A 3.75%
exercise price $19.39,
maturity date 2/1/22 #	719,000	727,987

4 NQ-DEX [8/17] 10/17 (274105)

(Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Financials (continued)
Blackhawk Network Holdings
1.50% exercise price
$49.83, maturity date
1/15/22	734,000	$835,384
New Mountain Finance
5.00% exercise price
$15.80, maturity date
6/15/19	814,000	842,490
		2,405,861
Industrials – 0.98%
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18	967,000	963,978
General Cable 4.50% exercise
price $31.01, maturity date
11/15/29 ϕ	1,211,000	1,017,997
		1,981,975
Real Estate Investment Trusts – 1.85%
Blackstone Mortgage Trust
4.375% exercise price
$35.67, maturity date
5/5/22	604,000	610,417
5.25% exercise price
$27.67, maturity date
12/1/18	758,000	867,436
Spirit Realty Capital 3.75%
exercise price $12.98,
maturity date 5/15/21	977,000	990,439
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20	1,219,000	1,263,957
		3,732,249
Technology – 3.13%
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	1,096,000	1,017,225
Ciena 3.75% exercise price
$20.17, maturity date
10/15/18	469,000	569,249
Electronics For Imaging
0.75% exercise price
$52.72, maturity date
9/1/19	638,000	618,461
Knowles 3.25% exercise price
$18.43, maturity date
11/1/21	537,000	592,714
Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31	758,000	760,843
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19	662,000	803,503
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19	862,000	903,484
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21	1,101,000	1,062,465
		6,327,944
Total Convertible Bonds
(cost $26,903,934)		28,158,887

Corporate Bonds – 44.40%
Banking – 1.86%
Ally Financial
5.75% 11/20/25	572,000	619,733
Bank of America
3.593% 7/21/28 µ	25,000	25,407
4.183% 11/25/27	5,000	5,188
Bank of New York Mellon
2.50% 4/15/21	10,000	10,159
3.442% 2/7/28 µ	5,000	5,177
4.625%µΨ	5,000	5,075
BB&T 2.45% 1/15/20	35,000	35,534
Citizens Financial Group
4.30% 12/3/25	5,000	5,304
Credit Suisse Group 144A
6.25%#µΨ	485,000	515,259
Fifth Third Bancorp
2.60% 6/15/22	10,000	10,070
Goldman Sachs Group
3.691% 6/5/28 µ	10,000	10,185
5.15% 5/22/45	5,000	5,716
Huntington Bancshares
2.30% 1/14/22	5,000	4,968
JPMorgan Chase & Co.
3.54% 5/1/28 µ	5,000	5,100
3.882% 7/24/38 µ	5,000	5,062
4.032% 7/24/48 µ	5,000	5,105
Lloyds Banking Group
7.50%µΨ	245,000	273,837
Morgan Stanley
3.591% 7/22/28 µ	5,000	5,067
3.95% 4/23/27	5,000	5,122
4.375% 1/22/47	5,000	5,311
5.00% 11/24/25	5,000	5,513
PNC Financial Services Group
3.15% 5/19/27	10,000	10,112

(continues)     NQ-DEX [8/17] 10/17 (274105) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
5.00%µΨ	5,000	$5,237
Popular 7.00% 7/1/19	605,000	636,914
Royal Bank of Scotland Group
8.625%µΨ	655,000	727,050
Santander UK Group Holdings
3.125% 1/8/21	20,000	20,451
State Street
3.10% 5/15/23	5,000	5,143
3.30% 12/16/24	5,000	5,228
SunTrust Banks
2.45% 8/1/22	5,000	5,025
2.70% 1/27/22	5,000	5,065
Toronto-Dominion Bank
2.50% 12/14/20	5,000	5,086
UBS Group 6.875%µΨ	600,000	659,250
US Bancorp 3.10% 4/27/26	5,000	5,048
USB Capital IX 3.50%
(US0003M + 1.02%)Ψ●	80,000	71,300
Wells Fargo & Co.
3.584% 5/22/28 µ	10,000	10,249
4.75% 12/7/46	15,000	16,379
		3,755,429
Basic Industry – 7.86%
Barrick North America Finance
5.75% 5/1/43	5,000	6,203
BMC East 144A
5.50% 10/1/24 #	282,000	294,690
Boise Cascade 144A
5.625% 9/1/24 #	675,000	710,437
Builders FirstSource
144A 5.625% 9/1/24 #	235,000	246,456
144A 10.75% 8/15/23 #	422,000	483,190
Cemex
144A 5.70% 1/11/25 #	1,000,000	1,070,000
144A 7.75% 4/16/26 #	655,000	754,069
Cemex Finance 144A
6.00% 4/1/24 #	200,000	212,260
CF Industries 6.875% 5/1/18	10,000	10,325
Chemours 5.375% 5/15/27	456,000	476,520
Cleveland-Cliffs 144A
5.75% 3/1/25 #	234,000	229,706
Dow Chemical
8.55% 5/15/19	34,000	37,763
FMG Resources August 2006
144A 4.75% 5/15/22 #	240,000	248,700
144A 5.125% 5/15/24 #	269,000	280,096
Freeport-McMoRan
6.875% 2/15/23	766,000	833,983
Georgia-Pacific
8.00% 1/15/24	10,000	12,970
Hudbay Minerals
144A 7.25% 1/15/23 #	50,000	54,000
144A 7.625% 1/15/25 #	395,000	437,463
International Paper
4.35% 8/15/48	5,000	5,085
INVISTA Finance 144A
4.25% 10/15/19 #	10,000	10,263
James Hardie International
Finance 144A
5.875% 2/15/23 #	415,000	437,825
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	182,000	206,343
Koppers 144A
6.00% 2/15/25 #	484,000	514,250
Kraton Polymers
144A 7.00% 4/15/25 #	362,000	390,960
144A 10.50% 4/15/23 #	380,000	439,850
Lennar
4.50% 4/30/24	430,000	446,125
4.75% 5/30/25	215,000	223,869
M/I Homes 6.75% 1/15/21	400,000	420,000
NCI Building Systems 144A
8.25% 1/15/23 #	375,000	403,594
New Gold 144A
6.25% 11/15/22 #	162,000	168,480
NOVA Chemicals
144A 5.00% 5/1/25 #	285,000	285,000
144A 5.25% 6/1/27 #	380,000	380,000
Novelis 144A
6.25% 8/15/24 #	750,000	794,063
Olin 5.125% 9/15/27	478,000	495,925
PQ 144A 6.75% 11/15/22 #	280,000	304,500
PulteGroup 5.00% 1/15/27	215,000	222,256
Standard Industries 144A
5.00% 2/15/27 #	430,000	441,825
Steel Dynamics
5.00% 12/15/26	460,000	487,600
Summit Materials
6.125% 7/15/23	468,000	492,570
8.50% 4/15/22	130,000	147,225
US Concrete 6.375% 6/1/24	445,000	482,825
Vale Overseas
6.25% 8/10/26	585,000	664,560
WestRock 144A
3.375% 9/15/27 #	5,000	5,041

6 NQ-DEX [8/17] 10/17 (274105)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Zekelman Industries 144A
9.875% 6/15/23 #	545,000	$611,763
		15,880,628
Brokerage – 0.01%
Jefferies Group
5.125% 1/20/23	10,000	11,025
6.45% 6/8/27	5,000	5,819
6.50% 1/20/43	5,000	5,717
		22,561
Capital Goods – 1.51%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	560,000	595,700
BWAY Holding
144A 5.50% 4/15/24 #	589,000	616,241
144A 7.25% 4/15/25 #	350,000	358,313
CCL Industries 144A
3.25% 10/1/26 #	5,000	4,866
Crane 4.45% 12/15/23	10,000	10,618
Flex Acquisition 144A
6.875% 1/15/25 #	420,000	437,587
General Electric
2.10% 12/11/19	35,000	35,239
5.55% 5/4/20	5,000	5,480
6.00% 8/7/19	10,000	10,818
KLX 144A 5.875% 12/1/22 #	310,000	326,275
Lennox International
3.00% 11/15/23	5,000	5,068
Masco 3.50% 4/1/21	5,000	5,189
Rockwell Collins
3.50% 3/15/27	5,000	5,130
Roper Technologies
2.80% 12/15/21	5,000	5,071
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	210,000	234,150
TransDigm 6.375% 6/15/26	368,000	379,500
United Technologies
3.75% 11/1/46	5,000	4,819
		3,040,064
Consumer Cyclical – 3.43%
Alimentation Couche-Tard
144A 3.55% 7/26/27 #	5,000	5,069
AMC Entertainment Holdings
6.125% 5/15/27	456,000	429,210
American Tire Distributors
144A 10.25% 3/1/22 #	264,000	273,900
Arch Merger 144A
8.50% 9/15/25 #	706,000	690,115
Boyd Gaming
6.375% 4/1/26	923,000	1,004,916
Dollar General
3.875% 4/15/27	15,000	15,708
General Motors Financial
5.25% 3/1/26	5,000	5,458
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	10,045
JC Penney 8.125% 10/1/19	146,000	157,680
Landry’s 144A
6.75% 10/15/24 #	456,000	462,840
Live Nation Entertainment
144A 4.875% 11/1/24 #	404,000	413,090
Lowe’s 3.70% 4/15/46	5,000	4,826
MGM Resorts International
4.625% 9/1/26	483,000	493,863
Mohegan Gaming &
Entertainment 144A
7.875% 10/15/24 #	674,000	710,227
Penn National Gaming 144A
5.625% 1/15/27 #	483,000	502,320
Penske Automotive Group
5.50% 5/15/26	661,000	669,263
Rite Aid 144A
6.125% 4/1/23 #	238,000	234,727
Scientific Games International
10.00% 12/1/22	743,000	829,374
Starbucks 2.70% 6/15/22	5,000	5,130
Toyota Motor Credit
2.80% 7/13/22	5,000	5,157
		6,922,918
Consumer Non-Cyclical – 1.73%
Abbott Laboratories
2.80% 9/15/20	5,000	5,087
4.90% 11/30/46	5,000	5,618
Anheuser-Busch InBev
Finance 3.65% 2/1/26	15,000	15,655
BAT Capital
144A 3.557% 8/15/27 #	5,000	5,082
144A 4.39% 8/15/37 #	5,000	5,160
Becton Dickinson & Co.
3.70% 6/6/27	5,000	5,072
3.734% 12/15/24	3,000	3,104
Biogen 5.20% 9/15/45	5,000	5,779
Celgene
3.25% 8/15/22	5,000	5,185
3.875% 8/15/25	5,000	5,304
Coca-Cola 2.25% 9/1/26	5,000	4,821

(continues)     NQ-DEX [8/17] 10/17 (274105) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Cott Holdings 144A
5.50% 4/1/25 #	533,000	$560,316
Covidien International
Finance 4.20% 6/15/20	20,000	21,218
Dean Foods 144A
6.50% 3/15/23 #	615,000	627,300
ESAL 144A 6.25% 2/5/23 #	1,000,000	973,000
JBS USA 144A
5.75% 6/15/25 #	477,000	482,963
Molson Coors Brewing
3.00% 7/15/26	5,000	4,909
4.20% 7/15/46	5,000	5,017
Mylan 3.95% 6/15/26	5,000	5,103
Pfizer 3.00% 12/15/26	5,000	5,098
Post Holdings
144A 5.00% 8/15/26 #	244,000	244,610
144A 5.75% 3/1/27 #	238,000	247,520
Reynolds American
4.45% 6/12/25	5,000	5,412
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	5,000	4,969
2.875% 9/23/23	5,000	4,981
Tempur Sealy International
5.50% 6/15/26	181,000	187,272
Thermo Fisher Scientific
3.00% 4/15/23	10,000	10,221
Zimmer Biomet Holdings
4.625% 11/30/19	30,000	31,599
		3,487,375
Electric – 0.14%
Ameren 3.65% 2/15/26	5,000	5,207
Ameren Illinois
9.75% 11/15/18	45,000	49,040
American Transmission
Systems 144A
5.25% 1/15/22 #	15,000	16,647
Berkshire Hathaway Energy
3.75% 11/15/23	10,000	10,651
Cleveland Electric Illuminating
5.50% 8/15/24	5,000	5,794
CMS Energy 6.25% 2/1/20	5,000	5,489
Commonwealth Edison
5.80% 3/15/18	5,000	5,107
Dominion Energy
3.90% 10/1/25	5,000	5,309
DTE Energy
2.85% 10/1/26	5,000	4,867
3.30% 6/15/22	5,000	5,158
Duke Energy 3.15% 8/15/27	5,000	5,043
Emera US Finance
4.75% 6/15/46	5,000	5,366
Entergy Louisiana
4.05% 9/1/23	15,000	16,256
Exelon
3.497% 6/1/22	5,000	5,189
3.95% 6/15/25	10,000	10,574
Fortis 3.055% 10/4/26	10,000	9,800
Great Plains Energy
4.85% 6/1/21	5,000	5,355
IPALCO Enterprises
5.00% 5/1/18	10,000	10,125
Kansas City Power & Light
3.65% 8/15/25	5,000	5,184
LG&E & KU Energy
4.375% 10/1/21	20,000	21,351
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	5,000	5,042
4.75% 4/30/43 µ	5,000	5,206
New York State Electric & Gas
144A 3.25% 12/1/26 #	5,000	5,118
NextEra Energy Capital
Holdings 3.55% 5/1/27	5,000	5,206
NV Energy 6.25% 11/15/20	5,000	5,627
Pennsylvania Electric
5.20% 4/1/20	10,000	10,694
PPL Electric Utilities
3.00% 9/15/21	10,000	10,313
Public Service Co. of New
Hampshire
3.50% 11/1/23	5,000	5,293
Public Service Co. of
Oklahoma 5.15% 12/1/19	15,000	15,895
Southern 3.25% 7/1/26	10,000	9,984
		285,890
Energy - 7.72%
Alta Mesa Holdings 144A
7.875% 12/15/24 #	462,000	497,805
AmeriGas Partners
5.875% 8/20/26	666,000	682,650
Anadarko Petroleum
6.60% 3/15/46	5,000	6,070
Andeavor Logistics
5.25% 1/15/25	454,000	482,943
Antero Resources
5.625% 6/1/23	283,000	289,367
BP Capital Markets
3.216% 11/28/23	5,000	5,149

8 NQ-DEX [8/17] 10/17 (274105)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Cheniere Corpus Christi
Holdings
144A 5.125% 6/30/27 #	92,000	$95,450
5.875% 3/31/25	222,000	239,483
7.00% 6/30/24	205,000	234,213
Chesapeake Energy
144A 8.00% 12/15/22 #	139,000	144,213
144A 8.00% 1/15/25 #	150,000	145,125
Crestwood Midstream
Partners 5.75% 4/1/25	466,000	473,573
Ecopetrol 5.875% 5/28/45	500,000	488,425
Enbridge 5.50% 12/1/46	5,000	5,757
Energy Transfer
6.125% 12/15/45	5,000	5,488
9.70% 3/15/19	7,000	7,781
Energy Transfer Equity
5.50% 6/1/27	260,000	278,200
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #	500,000	510,277
Genesis Energy
6.75% 8/1/22	726,000	738,705
Gulfport Energy
6.625% 5/1/23	495,000	495,000
Halcon Resources 144A
6.75% 2/15/25 #	256,000	258,560
Hilcorp Energy I
144A 5.00% 12/1/24 #	229,000	217,550
144A 5.75% 10/1/25 #	169,000	163,930
Holly Energy Partners 144A
6.00% 8/1/24 #	225,000	235,125
Laredo Petroleum
6.25% 3/15/23	501,000	514,777
Marathon Oil 4.40% 7/15/27	5,000	5,068
MPLX 4.875% 12/1/24	10,000	10,783
Murphy Oil 6.875% 8/15/24	555,000	587,606
Murphy Oil USA
5.625% 5/1/27	886,000	952,450
Newfield Exploration
5.375% 1/1/26	662,000	695,100
Noble Energy
3.85% 1/15/28	5,000	5,024
5.05% 11/15/44	5,000	5,073
NuStar Logistics
5.625% 4/28/27	402,000	427,125
Oasis Petroleum
6.875% 3/15/22	256,000	250,880
ONEOK 7.50% 9/1/23	5,000	6,021
Petrobras Global Finance
7.25% 3/17/44	400,000	414,500
Petroleos Mexicanos
6.75% 9/21/47	750,000	804,975
Plains All American Pipeline
8.75% 5/1/19	10,000	10,972
QEP Resources
6.875% 3/1/21	664,000	692,220
Raizen Fuels Finance 144A
5.30% 1/20/27 #	900,000	947,250
Sabine Pass Liquefaction
5.625% 3/1/25	5,000	5,529
5.875% 6/30/26	10,000	11,189
Southwestern Energy
4.10% 3/15/22	239,000	221,673
6.70% 1/23/25	478,000	468,440
Targa Resources Partners
144A 5.375% 2/1/27 #	658,000	684,320
Transcanada Trust
5.30% 3/15/77 µ	5,000	5,160
Transocean 144A
9.00% 7/15/23 #	422,000	451,540
Transocean Proteus 144A
6.25% 12/1/24 #	205,200	215,973
WildHorse Resource
Development 144A
6.875% 2/1/25 #	484,000	476,740
Woodside Finance 144A
8.75% 3/1/19 #	15,000	16,430
		15,587,657
Financials – 0.44%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	400,000	434,000
Air Lease 3.00% 9/15/23	5,000	5,008
Aviation Capital Group
144A 2.875% 1/20/22 #	5,000	5,041
144A 4.875% 10/1/25 #	5,000	5,517
E*TRADE Financial
5.875%µΨ	400,000	427,000
		876,566
Healthcare – 3.48%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	676,000	640,510
Change Healthcare Holdings
144A 5.75% 3/1/25 #	495,000	511,087
CHS 6.25% 3/31/23	195,000	197,194
DaVita
5.00% 5/1/25	496,000	504,085
5.125% 7/15/24	145,000	148,263
HCA
5.375% 2/1/25	1,026,000	1,084,995

(continues)     NQ-DEX [8/17] 10/17 (274105) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Healthcare (continued)
HCA
5.875% 2/15/26	136,000	$147,050
7.58% 9/15/25	194,000	226,010
HealthSouth
5.75% 11/1/24	670,000	691,775
5.75% 9/15/25	251,000	262,295
Hill-Rom Holdings
144A 5.00% 2/15/25 #	183,000	188,490
144A 5.75% 9/1/23 #	243,000	256,973
inVentiv Group Holdings
144A 7.50% 10/1/24 #	152,000	168,720
Mallinckrodt International
Finance
144A 5.50% 4/15/25 #	88,000	82,720
144A 5.625% 10/15/23 #	260,000	250,250
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	667,000	717,025
Tenet Healthcare
144A 5.125% 5/1/25 #	395,000	398,437
8.00% 8/1/20	260,000	263,848
8.125% 4/1/22	279,000	293,647
		7,033,374
Insurance – 0.72%
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	36,252
Chubb INA Holdings
3.35% 5/3/26	5,000	5,183
HUB International 144A
7.875% 10/1/21 #	504,000	525,269
Liberty Mutual Group 144A
4.95% 5/1/22 #	5,000	5,528
MetLife 6.40% 12/15/36	100,000	115,500
Nuveen Finance
144A 2.95% 11/1/19 #	5,000	5,087
144A 4.125% 11/1/24 #	10,000	10,655
Progressive 4.125% 4/15/47	5,000	5,295
Prudential Financial
5.375% 5/15/45 µ	5,000	5,375
USIS Merger Sub 144A
6.875% 5/1/25 #	727,000	742,449
		1,456,593
Media – 4.60%
Altice Luxembourg 144A
7.75% 5/15/22 #	430,000	456,875
CCO Holdings
144A 5.50% 5/1/26 #	29,000	30,305
144A 5.75% 2/15/26 #	342,000	362,414
144A 5.875% 5/1/27 #	516,000	549,540
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #	325,000	360,344
CSC Holdings 144A
10.875% 10/15/25 #	600,000	739,500
DISH DBS 7.75% 7/1/26	424,000	498,730
Gray Television 144A
5.875% 7/15/26 #	667,000	688,677
Lamar Media 5.75% 2/1/26	399,000	431,917
Nexstar Broadcasting 144A
5.625% 8/1/24 #	644,000	668,150
Nielsen Co. Luxembourg
144A 5.00% 2/1/25 #	855,000	884,925
Radiate Holdco 144A
6.625% 2/15/25 #	478,000	473,817
SFR Group 144A
7.375% 5/1/26 #	640,000	693,613
Sinclair Television Group
144A 5.125% 2/15/27 #	483,000	470,925
Sirius XM Radio
144A 5.00% 8/1/27 #	220,000	227,150
144A 5.375% 4/15/25 #	419,000	443,972
Tribune Media
5.875% 7/15/22	412,000	429,510
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	410,000	428,963
VTR Finance 144A
6.875% 1/15/24 #	430,000	457,950
		9,297,277
Natural Gas – 0.00%
Boston Gas 144A
3.15% 8/1/27 #	5,000	5,089
		5,089
Real Estate Investment Trusts – 1.74%
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	20,370
CC Holdings GS V
3.849% 4/15/23	5,000	5,275
Corporate Office Properties
3.60% 5/15/23	5,000	5,041
5.25% 2/15/24	10,000	10,881
CubeSmart 3.125% 9/1/26	5,000	4,850
CyrusOne 144A
5.375% 3/15/27 #	422,000	447,320
DDR 7.875% 9/1/20	20,000	23,442
Education Realty Operating
Partnership
4.60% 12/1/24	5,000	5,205

10 NQ-DEX [8/17] 10/17 (274105)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
ESH Hospitality 144A
5.25% 5/1/25 #	616,000	$636,020
GEO Group
5.125% 4/1/23	165,000	166,444
5.875% 1/15/22	700,000	730,625
5.875% 10/15/24	140,000	145,600
6.00% 4/15/26	309,000	319,815
Hospitality Properties Trust
4.50% 3/15/25	5,000	5,193
Host Hotels & Resorts
4.50% 2/1/26	5,000	5,328
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	462,000	489,720
LifeStorage 3.50% 7/1/26	5,000	4,853
Regency Centers
3.60% 2/1/27	5,000	5,063
Uniti Group 144A
7.125% 12/15/24 #	517,000	482,283
WP Carey 4.60% 4/1/24	5,000	5,302
		3,518,630
Services – 2.21%
Advanced Disposal Services
144A 5.625% 11/15/24 #	471,000	491,017
Avis Budget Car Rental 144A
6.375% 4/1/24 #	266,000	273,315
Covanta Holding
5.875% 7/1/25	467,000	464,665
Herc Rentals 144A
7.75% 6/1/24 #	472,000	519,200
KAR Auction Services 144A
5.125% 6/1/25 #	237,000	245,698
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	1,284,000	1,422,030
Team Health Holdings 144A
6.375% 2/1/25 #	356,000	344,483
United Rentals North America
5.50% 5/15/27	662,000	703,375
		4,463,783
Technology – 2.02%
CDK Global 5.00% 10/15/24	409,000	437,957
CDW Finance 5.00% 9/1/25	239,000	250,353
Cisco Systems
1.85% 9/20/21	5,000	4,979
CommScope Technologies
144A 5.00% 3/15/27 #	430,000	429,591
144A 6.00% 6/15/25 #	240,000	256,200
Entegris 144A
6.00% 4/1/22 #	448,000	467,600
First Data 144A
7.00% 12/1/23 #	815,000	880,200
Infor US 6.50% 5/15/22	403,000	413,075
Microsoft 4.25% 2/6/47	10,000	11,046
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	350,000	384,125
Solera 144A
10.50% 3/1/24 #	282,000	322,537
Symantec 144A
5.00% 4/15/25 #	215,000	225,685
		4,083,348
Telecommunications – 3.48%
AT&T
3.90% 8/14/27	5,000	5,063
4.25% 3/1/27	5,000	5,195
5.15% 2/14/50	10,000	10,123
5.25% 3/1/37	5,000	5,285
CenturyLink
5.80% 3/15/22	210,000	209,475
6.75% 12/1/23	370,000	379,250
Cincinnati Bell 144A
7.00% 7/15/24 #	512,000	508,160
Comcast 3.15% 2/15/28	5,000	5,005
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	31,989
Digicel Group 144A
7.125% 4/1/22 #	1,250,000	1,112,500
Historic TW 6.875% 6/15/18	25,000	25,979
Level 3 Financing
5.375% 5/1/25	397,000	408,910
Myriad International Holdings
144A 4.85% 7/6/27 #	635,000	666,433
Sprint 7.125% 6/15/24	788,000	867,785
Sprint Communications
7.00% 8/15/20	302,000	331,823
Telecom Italia 144A
5.303% 5/30/24 #	200,000	217,250
Time Warner Cable
7.30% 7/1/38	10,000	12,364
Time Warner Entertainment
8.375% 3/15/23	10,000	12,561
T-Mobile USA
6.375% 3/1/25	169,000	182,414
6.50% 1/15/26	495,000	549,450
Wind Acquisition Finance
144A 7.375% 4/23/21 #	605,000	629,409
Zayo Group
144A 5.75% 1/15/27 #	165,000	175,515

(continues)     NQ-DEX [8/17] 10/17 (274105) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Telecommunications (continued)
Zayo Group
6.375% 5/15/25	633,000	$682,653
		7,034,591
Transportation – 0.49%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	4,681	4,774
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	4,289	4,407
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	4,520	4,624
ERAC USA Finance 144A
5.25% 10/1/20 #	15,000	16,230
Penske Truck Leasing
144A 3.30% 4/1/21 #	5,000	5,169
144A 4.20% 4/1/27 #	5,000	5,283
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	4,439	4,668
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	4,569	4,735
United Parcel Service
5.125% 4/1/19	10,000	10,526
XPO Logistics 144A
6.125% 9/1/23 #	892,000	934,370
		994,786
Utilities – 0.96%
AES
5.50% 4/15/25	345,000	361,387
6.00% 5/15/26	57,000	61,133
Calpine
5.50% 2/1/24	205,000	190,906
5.75% 1/15/25	250,000	231,250
Dynegy
7.375% 11/1/22	245,000	254,187
144A 8.00% 1/15/25 #	136,000	140,930
Emera 6.75% 6/15/76 µ	395,000	452,667
Enel 144A 8.75% 9/24/73 #µ	200,000	242,250
		1,934,710
Total Corporate Bonds
(cost $86,520,858)		89,681,269

Non-Agency Asset-Backed Securities – 0.06%
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.515% 11/25/36 ϕ	100,000	104,828
Nissan Auto Receivables
Owner Trust
Series 2016-A A2B
1.577% (US0001M +
0.35%) 2/15/19 ●	7,006	7,010
Total Non-Agency
Asset-Backed Securities
(cost $94,006)		111,838

Non-Agency Collateralized Mortgage Obligation – 0.00%
Citicorp Mortgage Securities
Trust
Series 2007-1 2A1 5.50%
1/25/22	3,044	3,059
Total Non-Agency
Collateralized Mortgage
Obligation (cost $2,980)		3,059

Regional Bond – 0.25%Δ
Argentina – 0.25%
Provincia de Cordoba 144A
7.125% 8/1/27 #	500,000	515,700
Total Regional Bond
(cost $492,500)		515,700

Loan Agreements – 0.73%
Applied Systems 2nd Lien
7.796% (US0003M +
6.50%) 1/23/22 ●	629,470	637,208
Kronos 2nd Lien 9.561%
(US0003M + 8.25%)
11/1/24 ●	425,000	439,609
Russell Investments US
Institutional Holdco
Tranche B 1st Lien 5.49%
(US0003M + 4.25%)
6/1/23 ●	396,821	401,161
Total Loan Agreements
(cost $1,391,756)		1,477,978

Sovereign Bonds – 4.17%Δ
Indonesia – 2.59%
Indonesia Government
International Bonds
144A 5.125% 1/15/45 #	1,000,000	1,100,421

12 NQ-DEX [8/17] 10/17 (274105)

(Unaudited)

	Principal	Value
	amount°	(US $)
Sovereign BondsΔ (continued)
Indonesia (continued)
Indonesia Government
International Bonds
6.625% 2/17/37	1,350,000	$1,728,458
144A 6.75% 1/15/44 #	1,800,000	2,398,718
		5,227,597
Mexico – 1.58%
Mexico Government
International Bond
4.15% 3/28/27	1,613,000	1,708,006
4.35% 1/15/47	1,500,000	1,481,250
		3,189,256
Total Sovereign Bonds
(cost $7,968,424)		8,416,853

US Treasury Obligations – 0.77%
US Treasury Bond
3.00% 5/15/47	130,000	137,272
US Treasury Notes
1.125% 7/31/21	190,000	186,664
1.375% 1/31/21	60,000	59,722
1.50% 8/15/26	1,045,000	994,506
1.75% 5/31/22	15,000	15,039
1.875% 7/31/22	45,000	45,341
2.00% 12/31/21	5,000	5,073
2.25% 2/15/27	25,000	25,286
2.25% 8/15/27	80,000	80,920
Total US Treasury
Obligations
(cost $1,571,600)		1,549,823

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass
Auction Through Trust
Series 2007-B 144A
0.00% 1/15/87 #⧫=	500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)		0

	Number of
	shares
Limited Partnership – 0.87%
Merion Champion’s Walk =Π†	983,011	933,860
Merion Countryside =Π†	749,700	822,796
Total Limited Partnership
(cost $1,646,280)		1,756,656

Master Limited Partnership – 0.26%
Ares Management	9,000	163,350
Brookfield Infrastructure
Partners	8,100	357,453
Total Master Limited
Partnership (cost $276,760)		520,803

Preferred Stock – 0.62%
Bank of America 6.50% µΨ	470,000	530,513
Colony NorthStar 8.50% Ψ	3,580	92,113
Freddie Mac 6.02% Ψ	40,000	200,800
General Electric 5.00% µΨ	10,000	10,575
GMAC Capital Trust I
7.10%(US0003M +
5.785%) ●	12,000	313,440
Integrys Holding 6.00% µ	300	8,404
Vornado Realty Trust
6.625% Ψ	3,700	94,202
Total Preferred Stock
(cost $2,021,585)		1,250,047

Rights – 0.01%
Safeway CVR =†	23,200	23,546
Safeway CVR =	23,200	0
Total Rights (cost $0)		23,546

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 †	12,540	829
Total Warrant (cost $104)		829

	Principal
	amount°
Short-Term Investment – 0.16%
Discount Note – 0.16%≠
Federal Home Loan Bank
1.005% 9/21/17	329,179	328,998
Total Short-Term Investment
(cost $328,995)		328,998

Total Value of
Securities – 138.92%
(cost $256,339,431)		$280,582,868

Borrowing Under Line of
Credit – (40.60%)		(82,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.68%		3,384,365
Net Assets Applicable to
15,841,148 Shares
Outstanding – 100.00%		$201,967,233

(continues)     NQ-DEX [8/17] 10/17 (274105) 13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $61,252,673, which represents 30.33% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❖	Securities have been classified by type of business.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Aug. 31, 2017. Interest rate will reset at a future date.
Π	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Aug. 31, 2017, the aggregate value of restricted securities was $1,756,656, which represented 0.87% of the Fund’s net assets. See table below for additional details.
Ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Aug. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2017.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Merion Countryside	5/11/16	$608,907	$761,086
Merion Countryside	4/7/17	54,362	61,710
Merion Champion’s Walk	4/7/17	983,011	933,860
Total		$1,646,280	$1,756,656

14 NQ-DEX [8/17] 10/17 (274105)

(Unaudited)

The following foreign currency exchange contract was outstanding at Aug. 31, 2017:

Foreign Currency Exchange Contract

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	JPY	(3,728,681)	USD	33,820	9/1/17	$(99)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:

ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
BNYM – Bank of New York Mellon
CVR – Contingent Value Rights
ETN – Exchange-Traded Note
FDR - Finnish Depositary Receipt
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate
JPY – Japanese Yen
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
US0001M – ICE LIBOR USD 1 Month
US0003M – ICE LIBOR USD 3 Month
US0012M – ICE LIBOR USD 12 Month
USSW5 – USD Swap Semi 30/360 5 Year
USD – US Dollar
yr – Year

See accompanying notes.

NQ-DEX [8/17] 10/17 (274105) 15

Notes

Delaware Enhanced Global Dividend and Income Fund
August 31, 2017 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

16 NQ-DEX [8/17] 10/17 (274105)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities[1]	$—	$238,448	$—	$238,448
Corporate Debt	—	117,840,156	—	117,840,156
Foreign Debt	—	8,932,553	—	8,932,553
Loan Agreements[1]	—	1,477,978	—	1,477,978
Common Stock
Consumer Discretionary	2,414,874	17,718,856	—	20,133,730
Consumer Staples	5,108,737	7,488,962	—	12,597,699
Diversified REITs	338,496	122,183	—	460,679
Energy	7,171,865	2,052,404	—	9,224,269
Financials	3,355,063	19,311,222	—	22,666,285
Healthcare	9,779,767	9,607,091	—	19,386,858
Healthcare REITs	659,268	—	—	659,268
Hotel REITs	1,558,868	—	—	1,558,868
Industrial REITs	823,961	326,751	—	1,150,712
Industrials	2,533,031	19,237,367	—	21,770,398
Information Technology	4,111,021	5,889,847	—	10,000,868
Information Technology REIT	153,768	—	—	153,768
Mall REITs	881,564	—	—	881,564
Manufactured Housing REITs	354,779	—	—	354,779
Materials	1,186,370	1,935,142	—	3,121,512
Mortgage REIT	464,189	—	—	464,189
Multifamily REITs	1,742,272	541,245	—	2,283,517
Office REITs	890,258	938,379	—	1,828,637
Self-Storage REIT	77,760	—	—	77,760
Shopping Center REITs	969,614	495,089	—	1,464,703
Specialty REITs	421,844	—	—	421,844
Telecommunications	3,724,462	5,012,526	—	8,736,988
Utilities	1,463,984	493,744	—	1,957,728
Convertible Preferred Stock[1]	2,536,635	2,751,708	—	5,288,343
Exchange-Traded Fund	18,065	—	—	18,065
Preferred Stock	499,755	750,292	—	1,250,047
Right	—	—	23,546	23,546
Warrant	829	—	—	829
US Treasury Obligations	—	1,549,823	—	1,549,823
Limited Partnership	—	—	1,756,656	1,756,656
Master Limited Partnership	520,803	—	—	520,803
Short-Term Investments	—	328,998	—	328,998
Total Value of Securities	$53,761,902	$225,040,764	$1,780,202	$280,582,868
Derivatives
Liabilities:
Foreign Currency Exchange
Contract	$—	$(99)	$—	$(99)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

(continues)     NQ-DEX [8/17] 10/17 (274105) 17

(Unaudited)

	Level 1	Level 2	Total
Convertible Preferred Stock	47.97%	52.03%	100.00%
Preferred Stock	39.98%	60.02%	100.00%

As a result of utilizing international fair value pricing at Aug. 31, 2017, the majority of the Fund’s common stock was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

18 NQ-DEX [8/17] 10/17 (274105)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: